Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2019	Dec. 31, 2018
Statement Of Financial Position [Abstract]
Ordinary shares, par value (in dollars per share)	$ 0.001	$ 0.001
Ordinary shares, authorized	490,000,000	490,000,000
Ordinary shares, issued	237,533,270	235,484,613
Ordinary shares, outstanding	213,082,411	217,650,644
Ordinary shares, treasury stock	24,450,859	17,833,969